BUSINESS COMBINATIONS AND EQUITY METHOD INVESTMENTS - Acquired Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Business Acquisition
GOODWILL	$ 336,313	$ 337,320	$ 315,038
All Boxed Up
Business Acquisition
GOODWILL	628
Intangible assets	1,914
UFP Palets
Business Acquisition
GOODWILL	7,077
Intangible assets	43,785
Titan
Business Acquisition
GOODWILL	15,367
Intangible assets	46,831
Cedar Poly, LLC
Business Acquisition
GOODWILL	1,441
Intangible assets	4,821
Ultra
Business Acquisition
GOODWILL	8,550
Intangible assets	20,390
Non-compete agreements | Cedar Poly, LLC
Business Acquisition
Intangible assets other than goodwill	390
Technology | All Boxed Up
Business Acquisition
Intangible assets other than goodwill	393
Technology | Titan
Business Acquisition
Intangible assets other than goodwill	9,607
Customer relationships | All Boxed Up
Business Acquisition
Intangible assets other than goodwill	864
Customer relationships | UFP Palets
Business Acquisition
Intangible assets other than goodwill	36,708
Customer relationships | Titan
Business Acquisition
Intangible assets other than goodwill	21,136
Customer relationships | Cedar Poly, LLC
Business Acquisition
Intangible assets other than goodwill	2,490
Customer relationships | Ultra
Business Acquisition
Intangible assets other than goodwill	6,820
Tradename | All Boxed Up
Business Acquisition
Intangible assets other than goodwill	29
Tradename | Titan
Business Acquisition
Intangible assets other than goodwill	721
Tradename | Cedar Poly, LLC
Business Acquisition
Intangible assets other than goodwill	500
Tradename | Ultra
Business Acquisition
Intangible assets other than goodwill	$ 5,020